Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2024 and 2023, are presented below:

	2024	2023	2022
Expected tax expense (recovery)	$138,101	$(550,269)	$(314,497)
Change in statutory, foreign tax, foreign exchange rates and other	(184,459)	183,916	(161,505)
Permanent differences	103,865	140,572	187,044
Adjustment to prior years provision versus statutory tax returns	(911)	(26,902)	(5)
Change in valuation allowance	101,984	226,705	138,474
Current income taxes expense (recovery)	$158,580	$(25,978)	$60,010
Deferred income tax expense (recovery)	-	-	(210,499)
Total taxation expense (recovery)	$158,580	$(25,978)	$(150,489)

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2024 and 2023 are presented below:

	2024	2023
Deferred tax (liabilities) assets:
Non-capital loss carry forwards	$312,261	$362,074
Equipment	(1,066)	(1,072)
Intangible assets	(44,266)	(72,206)
Other	176,752	157,457
Valuation Allowance	(443,681)	(446,253)
Total deferred tax (liability) asset	$-	$-